Income Taxes (Details 1)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate
Statutory tax rate	41.00%	41.00%	(41.00%)
Non-deductible expenses	1.30%	10.30%	1.90%
Income tax credits	(2.00%)	(18.00%)	11.40%
Change in valuation allowances	174.50%	4.70%	12.90%
Change in deferred tax liabilities on undistributed earnings of foreign subsidiaries and corporate joint ventures	1.50%	5.80%	(31.80%)
Lower tax rate applied to life and non-life insurance business in Japan	(2.80%)	(30.30%)	0.80%
Foreign income tax differential	(10.50%)	(17.60%)	0.50%
Adjustments to tax accruals and reserves	4.50%	16.20%	(7.30%)
Effect of equity in net income (loss) of affiliated companies	(2.80%)	46.00%	5.90%
Other	2.80%	(6.20%)	5.10%
Effective income tax rate	207.50%	51.90%	(41.60%)